Transaction Accounting Adjustments	12 Months Ended
Dec. 31, 2021
Transaction Accounting Adjustments [Abstract]
Transaction accounting adjustments
4. Transaction accounting adjustments
Adjustments included in the column under the headings “Transaction accounting adjustments” in the statement of operations for the year ended December 31, 2021 depicts the accounting for the acquisition required by U.S. GAAP, assuming those adjustments were made as of January 1, 2021. Transaction accounting adjustments reflect the application of required accounting to the transaction applying the effects of the acquisition of Zomagen and Oppilan to Ventyx’s historical financial information.
The transaction accounting adjustments included in the unaudited pro forma condensed combined financial information for the year ended December 31, 2021 are as follows:

A.
To reverse the change in fair value of related party notes of $11.1 million for Ventyx. The related party notes were required to be converted and/or exchanged as a part of the transactions which are assumed to have occurred as of January 1, 2021. This fair value adjustment is directly related to the acquisitions and will not be a recurring transaction in the post-acquisition period.

B.
To reverse the change in fair value of 2020 bridge loan notes of $0.1 million for Oppilan. The bridge loan notes were exchanged for Ventyx Series
A-1
preferred stock as a part of the transactions which are assumed to have occurred as of January 1, 2021. This gain is directly related to the acquisitions and will not be a recurring transaction in the post-acquisition period.

C.
To reverse the interest expense of $0.1 million and $0.3 million for Ventyx and Zomagen, respectively, related to the SAFE and convertible promissory notes. The SAFE and convertible promissory notes were exchanged for Ventyx Series
A-1
preferred stock as a part of the transactions which are assumed to have occurred as of January 1, 2021. This adjustment to interest expense is directly related to the acquisitions and will not be a recurring transaction in the post-acquisition period.

D.
To reflect the issuance of Ventyx common stock for the Stock Consideration to Zomagen and Oppilan stockholders. The issuance of 457,944 and 360,854 shares of Stock Consideration to Zomagen and Oppilan stockholders, respectively, is reflected in the shares used to calculate net loss per share, assuming the transactions occurred as of January 1, 2021.